As filed with the Securities and Exchange Commission on February 18, 2005
                                                              File No. 333-78489
                                                              File No. 811-09337

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

Pre-Effective Amendment No.                                                [   ]

Post-Effective Amendment No. 7                                             [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [   ]

Amendment No. 13                                                           [ X ]

               Columbus Life Insurance Company Separate Account 1
                              (Exact Name of Trust)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 EAST FOURTH STREET
                             CINCINNATI, OHIO 45202
          (Complete Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:                1-513-629-1800
                                                                  --------------
                                    Please send copies of all communications to:
       DONALD J. WUEBBLING, ESQ.                           ELISABETH DAHL, ESQ.
    Columbus Life Insurance Company                               M.S. 32
        400 East Fourth Street                                 400 Broadway
        Cincinnati, Ohio 45202                            Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[   ] on (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[ X ] on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount Of Interests In

            Columbus Life Insurance Company Separate Account 1 Under
    Columbus Life Flexible Premium Variable Universal Life Insurance Policies
                     (Title of Securities Being Registered)

                     COLUMBUS LIFE VARIABLE UNIVERSAL LIFE


COLUMBUS LIFE INSURANCE COMPANY                                       PROSPECTUS
SEPARATE ACCOUNT 1                                                   MAY 1, 2005



This prospectus describes the Columbus Life Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.





Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

THE POLICY IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS MADE TO KEEP THE POLICY IN FORCE. (MA)




THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. (GA)



                                TABLE OF CONTENTS
RISK/BENEFIT SUMMARY............................................................................5
   Policy Benefits..............................................................................5
   Policy Risks.................................................................................6
   Fund Company Risks...........................................................................6
   Fee Tables...................................................................................7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS...........................10
   Columbus Life Insurance Company.............................................................10
   Columbus Life Insurance Company Separate Account 1..........................................10
   Sub-Account Investment Options..............................................................11
   Voting Rights...............................................................................13
   Fixed Account...............................................................................13

POLICY CHARGES.................................................................................14
   Premium Expense Charge......................................................................14
   Tax Charge..................................................................................14
   Cost of Insurance Charge....................................................................15
   Per Policy Charge...........................................................................15
   Rider Charges...............................................................................15
   Mortality and Expense Risk Charge...........................................................16
   Surrender Charge............................................................................16
   Transfer Fee................................................................................17
   Withdrawal Fee..............................................................................17
   Administrative Fee..........................................................................17

GENERAL DESCRIPTION OF THE POLICIES............................................................18
   Who Can Purchase a Policy...................................................................18
   Allocation of Net Premiums and Transfers Among Investment Options...........................18
   Market Timing...............................................................................19


   Dollar Cost Averaging Program...............................................................20
   Automatic Rebalancing Program...............................................................20
   Rider Benefits..............................................................................21
   Conversion..................................................................................23
   Policy Changes..............................................................................23
   Assignment of Policy........................................................................24
   Contestability..............................................................................24

PREMIUMS.......................................................................................25
   Premium Payments............................................................................25
   Planned Premium.............................................................................25
   Net Premium.................................................................................26
   Term No-Lapse Guarantee Premium.............................................................26
   Lifetime No-Lapse Guarantee Premium.........................................................27

                                       3


DEATH BENEFIT..................................................................................28
   Death Benefit...............................................................................28
   Table Of Death Benefit Factors And Example Of Death Benefit Calculation.....................29
   Suicide Exclusion...........................................................................30
   Effective Date of Coverage and Temporary Insurance..........................................30
   Changes to Coverage.........................................................................31
   Extended Coverage Period....................................................................31
   Payment Options.............................................................................32

POLICY VALUES AND VALUATION....................................................................33
   Account Value...............................................................................33
   Net Cash Surrender Value....................................................................33
   Valuation of the Sub-Accounts...............................................................33

SURRENDER AND PARTIAL WITHDRAWALS..............................................................35
   Surrender...................................................................................35
   Partial Withdrawals.........................................................................35
   Canceling the Policy Without Penalty........................................................35
   Delay in Payment............................................................................36

LOANS..........................................................................................37

LAPSE AND REINSTATEMENT........................................................................38

TAXES..........................................................................................39
   Tax Status of Policy........................................................................39
   Modified Endowment Contract.................................................................39
   Tax Consequences of Withdrawals and Loans...................................................40
   Accelerated Death Benefits..................................................................40
   Extended Coverage...........................................................................41
   Tax Consequences on Insured's Death.........................................................41
   Death of Owner Who is Not the Insured.......................................................41
   Transfers...................................................................................41
   Federal Estate and Gift Tax.................................................................41
   Corporate and Qualified Retirement Plan Ownership...........................................42
   Withholding.................................................................................42

LEGAL PROCEEDINGS..............................................................................43

FINANCIAL STATEMENTS...........................................................................43

TERMINOLOGY INDEX..............................................................................44

STATEMENT OF ADDITIONAL INFORMATION............................................................46

PERSONALIZED ILLUSTRATION......................................................................46

CONTACT US.....................................................................................46

RISK/BENEFIT SUMMARY

POLICY BENEFITS

The policy provides life insurance coverage on the life of one insured person until the insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the insured. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.


The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first ten policy years (or until the insured's age 75) so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. If the conditions of term no-lapse guarantee are satisfied, the policy provides a no-lapse guarantee to the insured's age 100 so long as you pay a minimum amount of premium. See the Lifetime No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force, and not in a grace period, on the policy anniversary when the insured is age 100, your policy will continue with a death benefit equal to death benefit option 2 until you surrender it or until the death of the insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.


Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, you may return the policy to us or to one of our agents within 10 days, without incurring any charges. In most states, however, you will bear the risk of investment gain or loss during this period. See the Canceling the Policy Without Penalty section of this prospectus.

POLICY RISKS

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates, if you request a decrease in face amount, or if there is a decrease in face amount due to a withdrawal, during the first fourteen policy years, or within fourteen years of an increase in face amount. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below the minimum face amount. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

FUND COMPANY RISKS

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE PREMIUM PAYMENTS, MAKE WITHDRAWALS OR SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


----------------------------------------------------------------------------------------------------
                                         TRANSACTION FEES
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
-------------------------- ------------------------ ----------------------- ------------------------

Premium Expense Charge     Receipt of premium       5.50% of each premium   4.75% of each premium
-------------------------- ------------------------ ----------------------- ------------------------
Tax Charge*                Receipt of premium       3.50% of each premium   1.95% to 3.50% of each
                                                                            premium
-------------------------- ------------------------ ----------------------- ------------------------
Surrender Charge**         Full surrender or        $44.90 per $1,000 of    $43.90 per $1,000 of
                           lapse during first 14    decrease in face        decrease in face amount
                           policy years or within   amount
                           14 years of an
                           increase in face
                           amount; also applies
                           to a requested
                           decrease in face
                           amount or decrease due
                           to partial withdrawal
                           during these 14 year
                           periods
-------------------------- ------------------------ ----------------------- ------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Transfer Fee               Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Administrative Fee         Each request under the   $150 per request        $150 per request
                           Accelerated Death
                           Benefit Rider

-------------------------- ------------------------ ----------------------- ------------------------
Net Interest Rate for      Accrues on outstanding   5% per annum of         2.5% per annum of
Policy Loans***            indebtedness daily       outstanding             outstanding
                                                    indebtedness            indebtedness
-------------------------- ------------------------ ----------------------- ------------------------

* The tax charge will reflect certain federal taxes plus the actual state tax charge rate for the state of your residence, as a percent of each premium. See the Tax Charge section of this prospectus.

**The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first ten policy years and then decline over the next four policy years, and disappear completely in the fifteenth policy year. The new surrender charge that applies to an increase in face amount decreases according to the same schedule. See the Surrender Charge section of this prospectus.

***The net interest rate is the difference between the rate we charge on policy loans and the rate we credit on the loan account. If indebtedness is not repaid, it will be deducted from the account value on the policy anniversary on which the insured is age 100, or upon earlier termination of the policy; or, if indebtedness is outstanding at the time of the insured's death, it will be deducted from the death benefit. See the Loans section of this prospectus.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND COMPANY FEES AND EXPENSES.


----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                  THAT DO NOT DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSURED
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
                                                    (ON AN ANNUAL BASIS)    (ON AN ANNUAL BASIS)
-------------------------- ------------------------ ----------------------- ------------------------

Per Policy Charge          Monthly                  $84.00 flat fee         $72.00 flat fee
-------------------------- ------------------------ ----------------------- ------------------------
Mortality & Expense Risk   Daily                    1.00%  of               0.90%  of accumulation
Charge                                              accumulation unit       unit values
                                                    values
-------------------------- ------------------------ ----------------------- ------------------------

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                    THAT DO DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSURED
----------------------------------------------------------------------------------------------------
CHARGE                WHEN CHARGE IS      MAXIMUM CHARGE     MINIMUM             ANNUAL CHARGE FOR
                      DEDUCTED            (ON AN ANNUAL      CHARGE*             35-YEAR OLD MALE
                                          BASIS)             (ON AN ANNUAL       STANDARD
                                                             BASIS)              NON-TOBACCO USER
                                                                                 INSURED**
--------------------- ------------------- ------------------ ------------------- -------------------
Cost of Insurance     Monthly                 $1,448.04            $0.72               $1.44
Charge***
                                                per $1,000 of net amount at risk
----------------------------------------------------------------------------------------------------
Optional Rider Charges***
----------------------------------------------------------------------------------------------------

   Enhanced Cash      Monthly during            $5.16              $0.24               $1.20
   Value Rider        first policy year

--------------------- ------------------- ------------------ ------------------- -------------------
   Other Insured      Monthly                  $378.72             $0.84         Charge for a
   Rider                                                                         35-year-old
                                                                                 female standard
                                                                                 non-tobacco user:
                                                                                 $1.32
                                                per $1,000 of other insured benefit amount
----------------------------------------------------------------------------------------------------
   Accidental Death   Monthly                   $2.52              $0.96               $1.08
   Rider
                                                per $1,000 of accidental death benefit amount
----------------------------------------------------------------------------------------------------
   Insured            Monthly                   $2.40              $0.48               $2.28
   Insurability
   Rider
                                                per $1,000 of insured insurability option amount
----------------------------------------------------------------------------------------------------
   Disability         Monthly                  $178.80             $10.80              $28.80
   Credit Rider
                                                per $1,000 of credit amount
--------------------- ------------------- ------------------ ------------------- -------------------
   Children's Term    Monthly                   $5.64              $5.64         Charge per
   Rider                                                                         family: $5.64
                                                per $1,000 of children's term benefit amount
----------------------------------------------------------------------------------------------------

*Minimum charges shown are for insured(s) that pose the least risk to us, and are for the first policy year only. Most cost of insurance charges increase significantly each year.
**Charge shown is at issue. Most cost of insurance charges increase each year as the insured ages, subject to the maximum charges shown.
***Most cost of insurance charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum cost of insurance charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges that would apply to your policy.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.


---------------------------------------------- --------------- ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES              Minimum         Maximum
(expenses that are deducted from fund
assets, including fees, distribution and/or
services fees, and other expenses)
                                                     %               %
---------------------------------------------- --------------- ---------------

The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2004.

If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be % and % respectively. The expense reimbursement and fee waiver arrangement reflected in the maximum total expenses are expected to continue through April 30, 2005.

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

COLUMBUS LIFE INSURANCE COMPANY

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus Life other than those arising from the policies. Columbus Life is obligated to pay all amounts guaranteed under the policies.

As required by the National Association of Insurance Commissioner's Variable Life Insurance Model Regulation, following is a statement of the net investment return of Separate Account 1 for each of the last ten years or such lesser period as Separate Account 1 has been in existence.

------------------------- ----------- ----------- ------------ ----------- ----------- ------------

Year                         1999        2000        2001         2002        2003        2004

------------------------- ----------- ----------- ------------ ----------- ----------- ------------
Net Investment Return       0.16%       9.70%        2.80%       1.99%       1.47%
------------------------- ----------- ----------- ------------ ----------- ----------- ------------

The net investment return of Separate Account 1 is not representative of the investment return of any particular sub-account or any policy. The investment return for any particular policy will depend on the sub-accounts selected and the performance of those sub-accounts.

SUB-ACCOUNT INVESTMENT OPTIONS

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.

------------------------------------------------------ -------------------------- ------------------------------------------
                                                         TYPE                       ADVISOR/SUB-ADVISOR*
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
----------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Growth Fund - Series I                     Large Cap Growth
------------------------------------------------------ -------------------------- A I M ADVISORS, INC.
   AIM V.I. Government Securities Fund - Series I      Fixed Income - Gov't
----------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio -     Small Cap Growth
   Class O
------------------------------------------------------ -------------------------- FRED ALGER MANAGEMENT, INC.
   Alger American Growth Portfolio - Class O           Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
----------------------------------------------------------------------------------------------------------------------------
   Fidelity(R)VIP Equity-Income Portfolio - Service    Large Cap Value
   Class 2
------------------------------------------------------ --------------------------
   Fidelity(R)VIP Contrafund(R)Portfolio - Service     Flexible Investment
   Class 2                                             Strategy
------------------------------------------------------ --------------------------
   Fidelity(R)VIP Growth & Income Portfolio - Service  Large Cap Blend
   Class 2
------------------------------------------------------ -------------------------- FIDELITY MANAGEMENT & RESEARCH COMPANY
   Fidelity(R) VIP Growth Portfolio - Service Class 2  Large Cap Growth
------------------------------------------------------ --------------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio - Service Balanced
   Class 2
------------------------------------------------------ --------------------------
   Fidelity(R) VIP Balanced Portfolio - Service        Balanced
   Class 2
------------------------------------------------------ --------------------------
   Fidelity(R)VIP Mid Cap Portfolio - Service Class 2  Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
----------------------------------------------------------------------------------------------------------------------------
   MFS(R)Capital Opportunities Series - Service Class  Large Cap Blend
------------------------------------------------------ --------------------------
   MFS(R) Emerging Growth Series - Initial Class       Large Cap Growth
------------------------------------------------------ -------------------------- MASSACHUSETTS FINANCIAL SERVICES COMPANY
   MFS(R) Investors Trust Series - Initial Class       Large Cap Value
------------------------------------------------------ --------------------------
   MFS(R)Mid Cap Growth Series - Service Class         Mid Cap Growth
------------------------------------------------------ --------------------------
   MFS(R) New Discovery Series - Service Class         Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
   PIMCO Long-Term U.S. Government Portfolio -         Fixed Income - Gov't       PACIFIC INVESTMENT MANAGEMENT COMPANY
     Administrative Class                                                         LLC
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
   Putnam VT International Equity Fund - Class IB      International Equity       PUTNAM INVESTMENT MANAGEMENT, LLC
----------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS
----------------------------------------------------------------------------------------------------------------------------
   Scudder VIT EAFE(R)Equity Index Fund - Class A      International Equity
------------------------------------------------------ -------------------------- DEUTSCHE ASSET MANAGEMENT, INC.
   Scudder VIT Equity 500 Index Fund - Class A         Large Cap Blend            SUB-ADVISOR: NORTHERN TRUST INVESTMENTS,
------------------------------------------------------ -------------------------- INC.
   Scudder VIT Small Cap Index Fund - Class A          Small Cap Blend
----------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST*
----------------------------------------------------------------------------------------------------------------------------
   Touchstone Baron Small Cap Fund                     Small Cap Growth           BAMCO, INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Emerging Growth Fund                     Small to Mid Cap Blend     TCW INVESTMENT MANAGEMENT COMPANY;
                                                                                  WESTFIELD CAPITAL MANAGEMENT COMPANY,
                                                                                  INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Third Avenue Value Fund                  Small Cap Value            THIRD AVENUE MANAGEMENT LLC
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Eagle Capital Appreciation Fund          Large Cap Growth           EAGLE ASSET MANAGEMENT, INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Enhanced Dividend 30 Fund                Large Cap Blend            TODD INVESTMENT ADVISORS, INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Value Plus Fund                          Large Cap Value            FORT WASHINGTON INVESTMENT ADVISORS,
                                                                                  INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Growth & Income Fund                     Large Cap Value            DEUTSCHE INVESTMENT MANAGEMENT AMERICAS
                                                                                  INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone Balanced Fund                            Balanced                   OPCAP ADVISORS, INC.
------------------------------------------------------ -------------------------- ------------------------------------------
   Touchstone High Yield Fund                          Fixed Income - Hi Yield
------------------------------------------------------ -------------------------- FORT WASHINGTON INVESTMENT ADVISORS,
   Touchstone Core Bond Fund                           Fixed Income - Corp        INC.
------------------------------------------------------ --------------------------
   Touchstone Money Market Fund                        Money Market
------------------------------------------------------ -------------------------- ------------------------------------------

*The advisor listed for each of the Touchstone Variable Series Trust funds is a sub-advisor to Touchstone Advisors, Inc.



Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust is also an affiliate of Columbus Life.

VOTING RIGHTS

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest in a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

FIXED ACCOUNT

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. We deduct the mortality and expense risk charge from daily accumulation unit values. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges only from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay state tax charges to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 PREMIUM CHARGES

PREMIUM EXPENSE CHARGE

The premium expense charge partially covers our distribution expenses associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the premium expense charge rate by the premium. The maximum premium expense charge rate is 5.50%. The current premium expense charge rate is 4.75%. At our option, we may change the current premium expense charge rate but we will not charge more than the maximum premium expense charge rate.

TAX CHARGE

The tax charge covers state taxes on insurance premiums, and certain federal taxes associated with the policy. We will deduct the tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the tax charge is determined by multiplying the tax charge rate times the premium. The maximum tax charge rate is 3.50%. The actual tax charge rate that we charge will reflect the state tax charge rate for your state of residence plus certain federal taxes. Current tax charge rates range from 1.95% to 3.50%.

                             MONTHLY POLICY CHARGES

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

        (a)  The death benefit plus indebtedness, divided by 1.0024663; minus
        (b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of the insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing age of the insured. The maximum rates for your policy are shown in your policy. The maximum monthly rate for any policy is $120.67 per $1,000 of net amount at risk. We may change these maximum rates if your policy terminates and is later reinstated. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy.

PER POLICY CHARGE

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $7.00 per month. The current per policy charge is $6.00 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

RIDER CHARGES

For any optional rider you add to your policy, there will be a cost of insurance charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               SUB-ACCOUNT CHARGE

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insured will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The mortality and expense risk charge (expressed as a daily rate) is deducted daily from the accumulation unit value of each sub-account. The maximum annual mortality and expense risk charge rate is 1.00%. The current annual mortality and expense risk charge rate is 0.90%. At our option, we may change the current mortality and expense risk charge rate but we will not charge more than the maximum mortality and expense risk charge rate.

                               TRANSACTION CHARGES

SURRENDER CHARGE

The surrender charge partially compensates us for issuing and distributing the policy. During the first 14 policy years a surrender charge will be deducted from your account value if:

       - your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force; or

       - you request a decrease in face amount or you request a withdrawal that results in a decrease in the face amount of your policy.

If you request an increase in face amount, a new surrender charge will apply to the increase for 14 years following the increase. For purposes of applying the surrender charge, any requested decrease is treated as a cancellation (or partial cancellation) of the most recent increase.

Surrender charges vary depending on age and risk class of the insured when the policy is issued or on the date of an increase. Surrender charge amounts are determined when we issue the policy or increase the face amount and do not change even if there are other policy changes, such as decreases.

The maximum surrender charges per $1,000 decrease in face amount, for any policy, are shown in the table below.

------------------------- -------- -------- -------- ------- -------- -------- --------
POLICY YEAR (OR YEAR         1        2        3       4        5        6        7
FROM DATE OF INCREASE)
------------------------- -------- -------- -------- ------- -------- -------- -------
MAXIMUM SURRENDER
CHARGE RATE               $44.90   $44.90   $44.90   $44.90  $44.90   $44.90   $44.90
------------------------- -------- -------- -------- ------- -------- -------- --------
POLICY YEAR (OR YEAR         8        9       10       11      12       13       14
FROM DATE OF INCREASE)
------------------------- -------- -------- -------- ------- -------- -------- --------
MAXIMUM SURRENDER
CHARGE RATE               $44.90   $44.90   $44.90   $43.96  $32.74   $21.51   $10.29
------------------------- -------- -------- -------- ------- -------- -------- --------

For most issue ages, the initial surrender charge would be less than $44.90 per $1,000 of decrease in face amount. The surrender charge remains at the initial level during the first 10 policy years. During policy years 11 through 14, the surrender charge reduces uniformly each month, reaching zero by the end of the 14th policy year. A surrender charge applicable to an increase will decrease according to the same schedule. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 14 policy years or 14 years from an increase in face amount. We may charge current surrender charges that are less than the maximum surrender charges shown in your policy.

TRANSFER FEE

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

WITHDRAWAL FEE

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

ADMINISTRATIVE FEE
We may charge an administrative fee of up to $150 to process a request under certain riders that are automatically added to your policy. See the Rider Benefits section of this prospectus.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the life of one insured person (the insured). The death benefit is payable on the insured's death to the person or persons you designate (the beneficiary(ies)).

WHO CAN PURCHASE A POLICY

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless the insured meets our underwriting standards. We will also not issue a policy that insures a person who will be over 85 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insured's life. Factors bearing on insurance risk include the proposed insured's occupation; avocations; medical history including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place the insured in a risk class. The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the age, sex and risk class of the insured.

ALLOCATION OF NET PREMIUMS AND TRANSFERS AMONG INVESTMENT OPTIONS

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer among the sub-accounts.You are also permitted to make 1 transfer to or from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year. There is no limit to the amount you can transfer to the fixed account.

The above transfer rules do not apply to dollar cost averaging transfers or automatic rebalancing transfers. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer fees.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

   - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.

   -     If not, we will process the transaction on the next valuation date.

   - Your initial premium payment will be allocated to the money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to the money market sub-account.

In addition, we reserve the right to deposit premium in the money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

MARKET TIMING


Market timing transfers can disrupt an underlying fund's ability to process transactions. This may disadvantage other policy owners because the underlying funds may incur increased transaction costs that are passed on to other policy owners. Columbus Life has policies and procedures in place with respect to frequent transfers among sub-accounts ("market timing"). Columbus Life has defined "market timing" as more than one round-trip transfer within a rolling 30-day period in any international or high yield sub-account of the Separate Account. Columbus Life believes this is an appropriate definition of markettiming for purposes of the Separate Account in light of contractual restrictionson free transfers (see the Transfers section of this prospectus) and historicaltransfer activity within the Separate Account. Columbus Life reserves the rightto modify the definition of market timing on a prospective basis in the eventtransfer activity within the Separate Account reveals abusive practices that arenot prohibited under the current definition of market timing. Currently, theSeparate Account offers the following international and high yield sub-accounts:

o    Putnam International Equity Fund
o    Scudder VIT EAFE(R) Equity Index Fund
o    Touchstone High Yield Fund

Columbus Life will allow one round trip transfer into or out of any international or high yield sub-account within 30 days of an opposite transfer into or out of the same sub-account within any rolling 30-day period. Subsequent round trip transfers during that 30-day period will not be permitted. There are no exceptions to this policy.

A policy owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual policy owner. If the underlying fund were to refuse a net trade made by the Separate Account due to an order placed by the individual policy owner, the Separate Account could be required to remove the market timing trade from the net trade and reject the market timing trade. The market timing trade will be canceled and the policy owner will be required to place another order on a subsequent Business Day in order to complete the trade.

If a policy owner is found to be engaged in market timing, the Separate Account may, in addition to rejecting a particular transfer, revoke a policy owner's ability to make transfer requests by telephone, fax, or any other electronic means.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

        - A specific dollar amount
        - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)
        - Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

        - Dollar cost averaging transfers must continue for at least 12 months;
        - Each transfer must be at least $100; and
        - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your account to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

AUTOMATIC REBALANCING PROGRAM

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

RIDER BENEFITS

The Accelerated Death Benefit Rider is automatically issued with your policy. There is no additional cost of insurance charge for this rider.

   o The ACCELERATED DEATH BENEFIT RIDER, if approved in your state, gives you access to a portion of the death benefit of the policy in the form of an advance after the insured has been diagnosed with a terminal illness. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

   o The CHANGE OF INSURED RIDER, for business-owned policies. This rider permits the business owner to apply to replace the insured under the policy with a new insured. A change of insured is subject to underwriting requirements. A change of insured will be treated as a surrender in full of the policy for tax purposes, which may result in taxable income.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

   o The ENHANCED CASH VALUE RIDER. This rider provides enhanced cash values in the first four policy years by reducing the base policy surrender charges in those years. The lower surrender charges apply only to the initial specified amount. Regular base policy surrender charges would apply to any increase. The benefit of this rider is an accounting benefit for business owned policies that are permitted to deduct premium only to the extent of the policy's cash value. The charge for this rider is due on each monthly anniversary day during the first policy year. The maximum monthly cost for the rider is $0.43 per $1,000 of face amount.
      If the rider is in place, the maximum surrender charges, per $1,000 of decrease in face amount, for the initial face amount for the first four policy years are shown in the table below.

---------------------------- ----------- ----------- ------------ -----------
POLICY YEAR                      1           2            3           4
---------------------------- ----------- ----------- ------------ -----------
MAXIMUM SURRENDER CHARGE
RATE                             $           $            $           $
---------------------------- ----------- ----------- ------------ -----------

o The OTHER INSURED RIDER. This rider allows you to purchase term insurance on the life of an otheinsured for a cost of insurance charge that depends on the age, sex and risk class of the other insured onthe date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insuredcoverage terminates on the day before the policy anniversary on which the other insured is age 95. Therider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the insured underthe policy; or 3) 60 days after the policy anniversary on which the insured is age 100. This rider has a target premium associated with it. The maximum monthly cost of insurance charge rate is $31.56 per $1,000of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

o The ACCIDENTAL DEATH BENEFIT RIDER. This rider provides additional death benefit coverage if death ofthe insured is by accidental means. The accidental death benefit coverage is doubled if death occurs while the insured is a passenger on a public conveyance or on a school bus. In most states, the accidental death benefit is doubled if the accidental death of the insured is directly caused by an intoxicated driver'soperation of a vehicle in which the insured is not a passenger. In most states, no accidental death benefitis payable if the insured's death results from his or her own actions (including operation of a vehicle) while intoxicated. Coverage expires on the policy anniversary on which the insured is age 70. The maximummonthly cost of insurance charge rate is $0.21 per $1,000 of accidental death benefit amount.

o The CHILDREN'S TERM RIDER. This rider provides term life insurance coverage for eligible children age 15 days to 17 years old. Coverage expires when a child reaches age 23. The rider terminates on the policy anniversary on which the insured is (or would have been) age 65. If the insured dies before the rider terminates, the children's coverage will be paid-up to the expiration date for each insured child. Coverage may be converted to permanent life insurance any time prior to a child's 23rd birthday. The maximum monthly cost of insurance charge rate is $0.47 per $1,000 of children's term benefit amount per family, regardless of the ages or number of children.

o The DISABILITY CREDIT RIDER. This rider allows an insured to specify a premium amount to be credited to the policy us in the event of the insured's disability. The credit amount must be within the term no-lapse guarantee minium annaul premium and the maximum annual premium allowed under the federal tax definition of "life insurance". Disability must occur prior to age 60. 1/12 of the annual credit amount will be credited to the policy after the insured has been disabled for six months, and for as long as the insured remains alive and disabled, up to the policy anniversary on which the insured is age 100. Credit amounts are subjectto premium charges. If there are policy changes that change the term no-lapse guarantee minimum annual premium or the maximum annual premium allowed under the federal tax definition of"life insurance", we will adjust the credit amount so that it remains within the minimum and maximum allowable credit amount. The maximum monthly cost of insurance charge rate is $14.90 per $1,000 of the annual credit amount.

o The INSURED INSURABILITY RIDER. This rider provides a guaranteed right to increase the face amount of insurance regardless of health. Option ages are 25, 28, 31, 34, 37, and 40. Alternate option dates are available for 90 days after marriage, birth or a child or legal adoption of a child. If an alternate option date is elected, the next regular option date is forfeited. The maximum monthly cost of insurance charge rate is $0.20 per $1,000 of insured insurability option amount.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.
                                       24

CONVERSION

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

POLICY CHANGES

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

ASSIGNMENT OF POLICY

You may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

CONTESTABILITY

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

        - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)
        - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

PLANNED PREMIUM

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the insured is 100 years of age or until the insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

NET PREMIUM

Net premium is the amount of the premium you pay less the premium expense charge and tax charge. The net premium is the amount that will be allocated to the investment options.

TERM NO-LAPSE GUARANTEE PREMIUM

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the end of the guarantee period shown in the table below.

---------------------------- -------------------------
         ISSUE AGE               GUARANTEE PERIOD
---------------------------- -------------------------
          0 - 65             10th policy anniversary
---------------------------- -------------------------
          66 - 73            policy anniversary on
                             which insured is age 75
---------------------------- -------------------------
          74 - 85            1st policy anniversary
---------------------------- -------------------------


If you fail to meet the premium test on any monthly anniversary day, we will send you a notice indicating that the term no-lapse guarantee will lapse at the end of a 61-day grace period if you do not pay the no-lapse guarantee premium due. If you do not pay the needed premium before the end of the grace period, the term no-lapse guarantee will lapse and cannot be reinstated. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insured's age, sex and risk class, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, increase or decrease the face amount of the policy, or make a withdrawal that results in a decrease in face amount. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

LIFETIME NO-LAPSE GUARANTEE PREMIUM

So long as the conditions of the term no-lapse guarantee were satisfied for the entire guarantee period, the lifetime no-lapse guarantee will begin when the term no-lapse guarantee ends. If you satisfy the lifetime no-lapse guarantee premium test on each monthly anniversary day after the term no-lapse guarantee period ends, we guarantee your policy will not lapse until the policy anniversary on which the insured is age 100. The lifetime no-lapse guarantee premium test will apply from the date we issued the policy. If you paid only the minimum no-lapse guarantee premium during the term no-lapse guarantee period, you may have to make significant additional premium payments to keep the lifetime no-lapse guarantee in force.

If you fail to meet the premium test on any monthly anniversary day, we will send you a notice indicating that the term no-lapse guarantee will lapse at the end of a 61-day grace period if you do not pay the no-lapse guarantee premium due. If you do not pay the needed premium before the end of the grace period, the term no-lapse guarantee will lapse and cannot be reinstated. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

DEATH BENEFIT

DEATH BENEFIT

The minimum death benefit under any policy is the greater of:

        1) the face amount of the policy; or
        2) the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

        1) the face amount of the policy plus the account value; or
        2) the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the insured's death. Any indebtedness outstanding as of the insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the beneficiary, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $100,000 for a preferred risk class or $25,000 for a standard risk class.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the insured is age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the insured's age as of the date of death.

INSURED'S AGE LAST      DEATH BENEFIT       INSURED'S AGE LAST    DEATH BENEFIT
POLICY ANNIVERSARY         FACTOR           POLICY ANNIVERSARY       FACTOR

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

           OPTION 1                                    OPTION 2
           --------                                    --------

Facts:
o The insured's age is less than 40 years old as of the date of death (applicable death benefit factor = 2.50).
o Policy's face amount is $250,000.
o There have been no loans taken against the policy.
o The account value is $125,000.

Under option 1, the death benefit would be    Under option 2, the death benefit
the greater of $250,000 and $312,500          would be the greater of $375,000
($125,000 multiplied by 2.50).               ($250,000 plus $125,000) and
                                              $312,500 ($125,000 multiplied by
                                              2.50).
Therefore, the death benefit would be
$312,500.                                     Therefore, the death benefit would
                                              be $375,000.

SUICIDE EXCLUSION

If death of the insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insured ever covered by rider. We will pay you the net cash surrender value if it is greater.

EFFECTIVE DATE OF COVERAGE AND TEMPORARY INSURANCE

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while the insured is alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

CHANGES TO COVERAGE

You may apply for an increase in face amount at any time. The minimum increase is $25,000. We will require evidence of insurability before we will approve an increase.

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below the minimum face amount. The minimum amount of any decrease is $25,000. A surrender charge will apply to the amount of the decrease. See the Surrender Charge section of this prospectus. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below the minimum face amount. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

EXTENDED COVERAGE PERIOD


If the policy is in force, and not in a grace period, on the policy anniversary on which the insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value and your loan account into the fixed account. The variable account value is the value of your investment in the sub-accounts. We will reduce the fixed account value by the amount of any outstanding indebtedness. We will not accept further premium or allow further loans, and we will not deduct further policy charges. The death benefit will be option 2. If your death benefit option was previously option 1, we will not decrease the face amount as described in the Changes to Coverage section of this prospectus unless the insured was 75 or older on the date we issued the policy. You may make withdrawals or surrender the policy in full at any time during the extended coverage period. Partial withdrawals may reduce the death benefit.

PAYMENT OPTIONS

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         INCOME PLAN 1        Payments for Fixed Period - we make monthly
                              payments for a fixed number of years.

         INCOME PLAN 2        Payments for Life--Guaranteed Period - we
                              make monthly payments for a guaranteed period or the life of the payee, whichever is longer.

         INCOME PLAN 3        Payments of a Fixed Amount - we make
                              monthly payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid.

         INCOME PLAN 4        Life Annuity--No Guaranteed Period - we
                              make monthly payments for the life of the payee.

         INCOME PLAN 5        Joint and Survivor - we make monthly payments as
                              long as one of the two payees is alive.


Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While the insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the insured's death, the beneficiary may not change the income plan after the insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

ACCOUNT VALUE

The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts, the fixed account and the loan account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.

NET CASH SURRENDER VALUE

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

VALUATION OF THE SUB-ACCOUNTS

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), and subtracting (c) from the result, where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current valuation date, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                           (3) a per share charge or credit for any taxes incurred, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date; and

         (c) is a factor representing the charges deducted from the sub-account on a daily basis for the daily portion of the annual mortality and expense risk charge.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 14 policy years or during the first 14 years following an increase in face amount. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

PARTIAL WITHDRAWALS

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) A surrender charge will apply to the amount of the decrease. See the Surrender Charge section of this prospectus. No withdrawal can reduce the face amount of your policy below the minimum face amount.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

CANCELING THE POLICY WITHOUT PENALTY

You may cancel the policy within 10 days after you receive it. The period may be longer in some states. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

        - You have made a premium payment by check that has not cleared the banking system.
        - The New York Stock Exchange is closed on a day that it normally would be open.
        - Trading on the New York Stock Exchange is restricted.
        - Because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.
        - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 8% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while the insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due plus charges for three months beyond the date of reinstatement, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

TAX STATUS OF POLICY

We intend for the policy to meet the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code ("Code"). The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are generally excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

MODIFIED ENDOWMENT CONTRACT

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

TAX CONSEQUENCES OF WITHDRAWALS AND LOANS

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.

----------------------------------- -------------------------------- --------------------------------
                                    POLICY IS NOT A MEC              POLICY IS A MEC
----------------------------------- -------------------------------- --------------------------------
WITHDRAWALS                         Deemed to be distribution of     Deemed to be distribution of
                                    cost basis first, then           earnings first, then cost
                                    earnings.  Distributions of      basis.  Distributions of
                                    cost basis not subject to        earnings are subject to
                                    income tax.                      ordinary income tax.*
----------------------------------- -------------------------------- --------------------------------
LOANS                               Not subject to income tax        Loans are subject to ordinary
                                    until policy is surrendered or   income tax to the extent of
                                    lapses.  Outstanding loan        any gain in the contract.*
                                    amount deemed to be
                                    distribution subject to
                                    ordinary income tax (in whole
                                    or in part) on surrender or
                                    lapse.
----------------------------------- -------------------------------- --------------------------------

* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy. Under certain circumstances, a policy, as stated above, may become a MEC, or may become subject to a new 7-pay test as a result of a material change or reduction in benefits.

ACCELERATED DEATH BENEFITS

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

EXTENDED COVERAGE

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

TAX CONSEQUENCES ON INSURED'S DEATH

Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are generally excludable from the beneficiary's gross income.

If the owner is the insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

DEATH OF OWNER WHO IS NOT THE INSURED

If the owner is not the insured under the policy, and the owner dies before the insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

TRANSFERS

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

FEDERAL ESTATE AND GIFT TAX


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (47% in 2005) and there is a provision for a lifetime exemption amount of $1,500,000 for 2005. Due the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.


CORPORATE AND QUALIFIED RETIREMENT PLAN OWNERSHIP

There are special tax issues for corporate and qualified retirement plan owners:

        - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.
        - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.
        - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

WITHHOLDING

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and financial statements of Columbus Life are included in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX

--------------------------------------------------------------------------------

A

account valueo  35
accumulation unito  35
accumulation unit valueo  35


--------------------------------------------------------------------------------

C

cash valueo  35
Columbus Lifeo  10


--------------------------------------------------------------------------------

D

death benefito  30


--------------------------------------------------------------------------------

E

extended coverageo  33


--------------------------------------------------------------------------------

F

face amounto  30
fixed accounto  13
free looko  37


--------------------------------------------------------------------------------

G

grace periodo  40


--------------------------------------------------------------------------------

I

income plano  34
indebtednesso  39
initial premiumo  27


--------------------------------------------------------------------------------

L

loan accounto  39


--------------------------------------------------------------------------------

M

minimum face amounto  30
monthly anniversary dayo  15


--------------------------------------------------------------------------------

N

net amount at risko  15
net cash surrender valueo  35
net premiumo  28


--------------------------------------------------------------------------------

P

planned premiumo  27
policy anniversaryo  5
policy yearso  5


--------------------------------------------------------------------------------

R

risk classo  18


--------------------------------------------------------------------------------

S

Separate Account 1o  10
sub-accountso  10


--------------------------------------------------------------------------------

T

term no-lapse guaranteeo  28


--------------------------------------------------------------------------------

V

valuation dateo  35
variable account valueo  33


--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION

We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

    -    for a free copy of the SAI
    -    to request a personalized illustration
    -    to request other information about the policy
    -    to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2005


COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1


LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE II VARIABLE UNIVERSAL LIFE
PINNACLE VARIABLE UNIVERSAL LIFE
COLUMBUS LIFE VARIABLE UNIVERSAL LIFE


ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO


This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2005 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.


You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                TABLE OF CONTENTS

         COLUMBUS LIFE INSURANCE COMPANY                  4
         SEPARATE ACCOUNT 1                               4
         DISTRIBUTION OF THE POLICIES                     5
         TAXES                                            6
         INDEPENDENT AUDITORS                             7
         FINANCIAL STATEMENTS                             7

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.

The AIM, Alger, Fidelity, Franklin Templeton, Janus, JP Morgan, MFS, Oppenheimer, PIMCO, Putnam, Scudder, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI, or other broker-dealers who have entered into agreements with TSI, who are also licensed as insurance agents and appointed with Columbus Life.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.


For Pinnacle Variable Universal Life, Pinnacle II Variable Universal Life, and Legacy Survivorship Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 110% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 4.5% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.


For Columbus Life Variable Universal Life, broker-dealers or registered representatives may be paid commission of up to 105% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.25% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies paid by Columbus Life to TSI over the last three years are shown below.

                                         SALES                        AMOUNTS
FOR THE YEAR ENDED            COMMISSIONS PAID        RETAINED BY DISTRIBUTOR

December 31, 2002                   $1,659,852                             $0
December 31, 2003                   $1,447,337                             $0
December 31, 2004                            $                              $

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The 7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the sub-accounts for those taxes. Any charge will reduce your policy's account value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the sub-accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

INDEPENDENT AUDITORS


The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2004, and for the periods then ended, and Columbus Life Insurance Company (statutory-basis) at December 31, 2004 and 2003, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and the financial statements of Columbus Life are included in this statement of additional information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.


        [financial statements will be filed by post-effective amendment]

DISTRIBUTOR

Touchstone Securities, Inc.*
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

COLUMBUS LIFE VARIABLE UNIVERSAL LIFE SERVICE CENTER

P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 677-9595

*A registered broker/dealer and member of the NASD and SIPC




STATEMENT OF
ADDITIONAL INFORMATION


MAY 1, 2005


[GRAPHIC OMITTED][GRAPHIC OMITTED]

                                     PART C

                                OTHER INFORMATION

ITEM 26. -- EXHIBITS

     (a)   Resolution of Board of Directors of the Columbus Life
           Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

     (b)   Not applicable

     (c)  (1) (i)   Distributor Agreement between the Columbus Life Insurance
                    Company, on behalf of Separate Account 1, and Touchstone
                    Securities, Inc. (3)

          (2) (i) Specimen of typical agreement(s) between Touchstone Securities, Inc. and dealers, managers, sales supervisors and salesmen (2)

              (ii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (5)

          (3)       Override commission schedule. (6)

     (d)  (1)       Form of Columbus Life Flexible Premium Variable Universal
                    Life Insurance Policy (2)

          (2)       Form of Disability Credit Rider (2)

          (3)       Form of Children's Term Rider (2)

          (4)       Form of Accidental Death Rider (2)

          (5)       Form of Accelerated Death Benefit Rider (2)

          (6)       Form of Insured Insurability Rider (2)

          (7)       Form of Other Insured Term Rider (2)

          (8)       Form of Aviation Exclusion Rider (4)

          (9)       Form of Military Aviation Exclusion Rider (4)

          (10)      Form of Enhanced Cash Value Rider (9)

          (11)      Form of Change of Insured Rider (9)

     (e)  (1)       Form of Columbus Life Insurance Company Application for Life
                    Insurance (2)

          (2) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (2)

          (3) Alternative form of Columbus Life Insurance Company Application for Life Insurance (5)

          (4) Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

     (f)  (1) (i)   Certificate of Incorporation of the Columbus Life Insurance
                    Company (2)

              (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (2)

          (2)       Code of Regulations of the Columbus Life Insurance
                    Company (2)

     (g)  Not applicable.

     (h)  (1) (i)   Participation Agreement by and among AIM Variable Insurance
                    Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (2)

              (ii) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (to be filed)

              (iii) Agreement with respect to Trademarks and Fund Names between
                    AIM Management Group Inc. and Columbus Life Insurance Company (2)

              (iv) Amendment to Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company (to be filed)

              (v) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc. (2)

          (2) (i) Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company (2)

              (ii) Service Agreement between Fred Alger Management, Inc. and Columbus Life Insurance Company (2)

              (iii) Amendment No. 1 to Participation Agreement by and among The
                    Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company (6)

          (3) (i) Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (2)

              (ii) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company. (4)

              (iii) Administrative Services Agreement between Massachusetts

                    Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company. (4)

          (4) (i) Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (2)

              (ii) Services Agreement between Pacific Investment Management Company and Columbus Life Insurance Company (2)

              (iii) Amendment No. 1 to Participation Agreement among Columbus
                    Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (6)

              (iv) Amendment to Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (7)

          (5) (i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (2)

              (ii) Amended Exhibits A and B to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

              (iii) Amendment to Fund Participation Agreement between Columbus
                    Life Insurance Company and Touchstone Variable Series Trust (6) (v) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (8)

              (vi) Service Fee Agreement between Touchstone Advisors, Inc. and Columbus Life Insurance Company (8)

          (6) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

              (ii) Amendment No. 1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

              (iii) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

              (iv) Amendment No. 1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

              (v) Amendment No. 2 to Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

              (vi) Amendment No. 2 to Administrative Services letter between Bankers Trust Company and Columbus Life Insurance
                    Company (6)

          (7) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

              (ii) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

              (iii) Service Agreement between Fidelity Investments Institutional
                    Operations Company, Inc. and Columbus Life Insurance Company. (4)

              (iv) Sub-license agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

          (8) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (8)

     (i) Not applicable.

     (j) Not applicable.

     (k) Opinion and consent of Counsel (7)

     (l) Not applicable.

     (m) Not applicable.

     (n)  (1)       Consent of Ernst & Young LLP (to be filed)

          (2)       Powers of Attorney (7)

     (o) Not applicable.

     (p) Not applicable.

     (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (7)

--------------------------------------------------------------------------------

(1) Incorporated by reference to Exhibit 1.(1) to the Registration Statement on Form S-6, File No. 333-78489 filed May 14, 1999.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, previously filed on August 19, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, filed on May 1, 2000.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-47940, filed on February 7, 2001.

(5) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed January 28, 2002.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed April 26, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 78489, filed April 26, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-73390, filed April 25, 2003.

(9) Incorporated by reference to the Registration Statement on Form N-6, File No. 333-121135, filed December 10, 2004.

ITEM 27. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 27 is 400 East Fourth Street, Cincinnati, Ohio 45202.

Name                            Positions and Offices with Depositor
                                Director
William J. Williams

John F. Barrett                 Director and Chairman of the Board

Lawrence L. Grypp               Director, President and Chief Executive Officer

James N. Clark                  Director

Paul H. Amato                   Director

Clint D. Gibler                 Senior Vice President and Chief Information Officer

Noreen J. Hayes                 Senior Vice President

Edward S. Heenan                Senior Vice President

Constance M. Maccarone          Senior Vice President, Insurance Operations

Nora E. Moushey                 Senior Vice President and Chief Actuary

Nicholas P. Sargen              Senior Vice President and Chief Investment Officer

Robert L. Walker                Senior Vice President and Chief Financial Officer

Mark A. Wilkerson               Senior Vice President and Chief Marketing Officer

Donald J. Wuebbling             Senior Vice President and Secretary

David T. Henderson              Vice President

Thomas D. Holdridge             Vice President

Bradley J. Hunkler              Vice President and Comptroller

Phillip E. King                 Vice President and Auditor

Gregory A. Poston               Vice President

Mario J. San Marco              Vice President

Donna N. Schenk                 Vice President

James J. Vance                  Vice President and Treasurer

Charles W. Wood, Jr.            Vice President of Sales and Marketing


James H. Acton, Jr.             Senior Financial Officer

Thomas M. Eck                   Assistant Vice President

Daniel W. Harris                Assistant Vice President

John A. Kruse, Jr.              Assistant Vice President

Cynthia L. Stewart-Lamb         Assistant Vice President

Gerald R. Pintarich, Jr.        Assistant Vice President

Gregory G. Rowe                 Assistant Secretary

Marianne Marshall               Assistant Treasurer

Elaine M. Reuss                 Assistant Treasurer

Timothy D. Speed                Assistant Treasurer

Thomas R. Stanek                Assistant Treasurer

Richard K. Taulbee              Assistant Treasurer

Charles L. Thomas               Assistant Treasurer

ITEM 28. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC ("Courtyard"); Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by Charles White; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio limited liability company; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Tristate Ventures, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc. ("Eagle"); Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC;
technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate

AMLINS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by WSALD NPH, LLC, 1% owned by Eagle; ownership and operation of real estate.

Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, ..75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

ITEM 29. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                           Position/Office with
                                               Touchstone Securities
James N. Clark
Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                               Director
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Donald J. Wuebbling                            Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                                 President
515 West Market Street, 8th Floor
Louisville, KY  40202

Richard K. Taulbee                             Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                 Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                           Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Robert F. Morand                               Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                             Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                                Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                               Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2004.



 Net Underwriting Discounts and    Compensation on      Brokerage Commissions    Compensation
 Commissions                       Redemptions
 $ 0                               $ -0-                $ -0-                    $ -0-


ITEM 31. -- LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 32. -- MANAGEMENT SERVICES

Not Applicable.

ITEM 33. -- FEE REPRESENTATION

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 17th day of February, 2005.

                                      COLUMBUS LIFE INSURANCE COMPANY
                                      SEPARATE ACCOUNT 1

                                      By: COLUMBUS LIFE INSURANCE COMPANY


                                      By: /s/ Lawrence L. Grypp
                                           ---------------------
                                           Lawrence L. Grypp
                                           President and Chief Executive Officer


            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:

/s/ Lawrence L. Grypp                                    February 17, 2005
Lawrence L. Grypp
President and
Chief Executive Officer

PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER:

/s/ Robert L. Walker                                     February 17, 2005
Robert L. Walker
Senior Vice President and
Chief Financial Officer

DIRECTORS:

William J. Williams*
John F. Barrett*                               By:       /s/ Lawrence L. Grypp
Paul H. Amato*                                           ---------------------
James N. Clark*                                          Lawrence L. Grypp
Lawrence L. Grypp                                        individually and
                                                         as attorney in fact*
                                                         for each other Director

                                                         February 17, 2005

EXHIBIT INDEX


EXHIBIT NO. DESCRIPTION